THE FUTURE DIMENSIONS VARIABLE ANNUITY

A FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED
AND VARIABLE ANNUITY CONTRACT
issued by
Security Life of Denver Insurance Company
and its
Security Life Separate Account S-A1

Supplement Dated May 16, 2013

This supplement updates and amends certain information contained in your Contract prospectus and Statement of
Additional Information, each dated October 1, 2004, and subsequent supplements thereto. Please read it carefully and keep it with your Contract prospectus and Statement of Additional Information for future reference.
__________________________________________________________________________

NOTICE OF AND INFORMATION ABOUT AN UPCOMING
FUND SUBSTITUTION

The following information only affects you if you currently invest in or plan to invest in the Subaccount that corresponds to the Fidelity® VIP Contrafund® Portfolio.

On April 12, 2013, the Securities and Exchange Commission issued an order to permit the Security Life of Denver Insurance Company and its Security Life Separate Account S-A1 to replace, effective on or about July 12, 2013 (the “Substitution Effective Date”), the Fidelity® VIP Contrafund® Portfolio (the “Replaced Fund”) with the ING Large Cap Growth Portfolio (the "Substitute Fund").

Prior to the Substitution Effective Date and for thirty days thereafter you may transfer amounts allocated to the Subaccount that invests in the Replaced Fund to any other Subaccount or to the Guaranteed Interest Account free of charge, and any such transfer will not count as a transfer when imposing any applicable restrictions or limits on transfers (other than restrictions related to frequent or disruptive transfers).

On the Substitution Effective Date your investment in the Subaccount that invests in the Replaced Fund will automatically become an investment in the Subaccount that invests in the Substitute Fund with an equal total net asset value.

Unless you provide us with alternative allocation instructions, after the Substitution Effective Date all allocations directed to the Subaccount that invested in the Replaced Fund will be automatically allocated to the Subaccount that invests in the Substitute Fund. You may give us alternative allocation instructions at any time by contacting the ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the “YOUR RIGHT TO TRANSFER” section beginning on page 20 of your Contract prospectus for information about making allocation changes.

You will not incur any fees or charges or any tax liability because of the substitution, and your Contract value immediately before the substitution will equal your Contract value immediately after the substitution.

The overall expenses of the Substitute Fund are less than the overall expenses of the Replaced Fund. The fees and expenses of the Substitute Fund are more fully described in the Substitute Fund’s summary prospectus.

The investment objective and policies of the Substitute Fund are similar to the investment objective and policies of the Replaced Fund. The investment objective of the Substitute Fund, along with information about the Substitute Fund's investment adviser/subadviser, is more fully described in the Substitute Fund’s summary prospectus.

A summary prospectus for the Substitute Fund accompanies this supplement. Read this summary prospectus carefully before deciding what to do with amounts allocated to the Subaccount that invests in the Substitute Fund.

After the substitution effective date, the Replaced Fund will no longer be available through the Contract and there will be no further disclosure regarding it in any future supplements to the Contract prospectus.

X.119439-13GW	Page 1 of 5	May 2013

IMPORTANT INFORMATION ABOUT THE COMPANY

Information about the Security Life of Denver Insurance Company found in your prospectus and Statement of Additional Information is deleted and replaced with the following:

Prior to October 1, 2004, the policies were issued by Southland Life Insurance Company (“Southland Life”), an affiliate of Security Life of Denver Insurance Company (“Security Life,” the “Company,” “we” and “our”). Southland Life was a stock life insurance company organized in 1908 and incorporated under the laws of the State of Texas. On October 1, 2004, Southland Life merged with and into Security Life and Security Life assumed responsibility for Southland Life’s obligations under the policies.

Security Life is a stock life insurance company organized in 1929 and incorporated under the laws of the State of Colorado. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 8055 East Tufts Avenue, Suite 650, Denver, Colorado 80237.

Until May 7, 2013, we were a wholly owned indirect subsidiary of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands. The obligations under the Contract are solely the responsibility of Security Life of Denver Insurance Company.

Pursuant to an agreement with the European Commission (“EC”), ING has agreed to divest itself of ING U.S., Inc. and its subsidiaries, including the Company (collectively “ING U.S.”), which constitutes ING’s U.S.-based retirement, investment management and insurance operations. To effect this divestment, on May 7, 2013, ING completed an initial public offering (“IPO”) of the common stock of ING U.S. While ING is currently the majority shareholder of the common stock of ING U.S., pursuant to the agreement with the EC mentioned above ING is required to divest itself of at least 25 percent of ING U.S. by the end of 2013, more than 50 percent by the end of 2014 and 100 percent by the end of 2016.

IMPORTANT INFORMATION ABOUT THE FUNDS
AVAILABLE THROUGH THE CONTRACT

The following chart lists the funds that are, effective May 1, 2013, available through the Subaccounts of Security Life Separate Account S-A1, along with each fund’s investment adviser/subadviser and investment objective. More detailed information about these funds can be found in the current prospectus and Statement of Additional Information for each fund. If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

There is no assurance that the stated investment objectives of any of the funds will be achieved. Shares of the funds will rise and fall in value and you could lose money by allocating Contract value to the subaccounts that invest in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Except as noted, all funds are diversified, as defined under the 1940 Act.

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Fidelity® VIP Contrafund®	Investment Adviser:	Seeks long-term capital
Portfolio (Initial Class)	Fidelity Management & Research	appreciation.
Company (“FMR”)
Subadvisers:
FMR Co., Inc. (“FMRC”) and other
investment advisers

X.119439-13GW	Page 2 of 5	May 2013

Fund Name	Investment Adviser/ Subadviser	Investment Objective
Fidelity® VIP Equity-Income	Investment Adviser:	Seeks reasonable income. Also
Portfolio (Initial Class)	FMR	considers the potential for capital
	Subadvisers:	appreciation. Seeks to achieve a
	FMRC and other investment	yield which exceeds the composite
	advisers	yield on the securities comprising
the S&P 500® Index.
ING JPMorgan Small Cap Core	Investment Adviser:	Seeks capital growth over the long
Equity Portfolio (Class I)	Directed Services LLC	term.
Subadviser:
J.P. Morgan Investment
Management Inc.
ING Large Cap Growth Portfolio	Investment Adviser:	Seeks long-term capital growth.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
LLC
ING Liquid Assets Portfolio	Investment Adviser:	Seeks high level of current income
(Class I)	Directed Services LLC	consistent with the preservation of
	Subadviser:	capital and liquidity.
ING Investment Management Co.
LLC
ING MFS Utilities Portfolio	Investment Adviser:	Seeks total return.
(Class S)	Directed Services LLC
Subadviser:
Massachusetts Financial Services
Company
ING Multi-Manager Large Cap	Investment Adviser:	Seeks reasonable income and capital
Core Portfolio (Class S) [1]	Directed Services LLC	growth.
Subadvisers:
Columbia Management Investment Advisers, LLC and The London
Company of Virginia d/b/a The
London Company
ING T. Rowe Price International	Investment Adviser:	Seeks long-term growth of capital.
Stock Portfolio (Class I)	Directed Services LLC
Subadviser:
T. Rowe Price Associates, Inc.
ING U.S. Stock Index Portfolio	Investment Adviser:	Seeks total return.
(Class I)	Directed Services LLC
Subadviser:
ING Investment Management Co.
LLC
ING Invesco Equity and Income	Investment Adviser:	Seeks total return, consisting of
Portfolio (Class I) [2]	Directed Services LLC	long-term capital appreciation and
	Subadviser:	current income.
Invesco Advisers, Inc.
ING Oppenheimer Global	Investment Adviser:	Seeks capital appreciation.
Portfolio (Class I)	Directed Services LLC
Subadviser:
OppenheimerFunds, Inc.
ING Pioneer High Yield Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	Directed Services LLC	through income and capital
	Subadviser:	appreciation.
Pioneer Investment Management,
Inc.

X.119439-13GW	Page 3 of 5	May 2013

Fund Name	Investment Adviser/ Subadviser	Investment Objective
ING T. Rowe Price Diversified	Investment Adviser:	Seeks long-term capital
Mid Cap Growth Portfolio	Directed Services LLC	appreciation.
(Class I)	Subadviser:
T. Rowe Price Associates, Inc.
ING Balanced Portfolio (Class I)	Investment Adviser:	Seeks total return consisting of
	ING Investments, LLC	capital appreciation (both realized
	Subadviser:	and unrealized) and current income;
	ING Investment Management Co.	the secondary investment objective
	LLC	is long-term capital appreciation.
ING Intermediate Bond Portfolio	Investment Adviser:	Seeks to maximize total return
(Class I)	ING Investments, LLC	consistent with reasonable risk. The
	Subadviser:	portfolio seeks its objective through
	ING Investment Management Co.	investments in a diversified
	LLC	portfolio consisting primarily of
debt securities. It is anticipated that
capital appreciation and investment
income will both be major factors in
achieving total return.
ING International Index Portfolio	Investment Adviser:	Seeks investment results (before
(Class S)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return (which includes
	ING Investment Management Co.	capital appreciation and income) of
	LLC	a widely accepted international
index.
ING RussellTM Large Cap Growth	Investment Adviser:	Seeks investment results (before
Index Portfolio (Class I)	ING Investments, LLC	fees and expenses) that correspond
	Subadviser:	to the total return (which includes
	ING Investment Management Co.	capital appreciation and income) of
	LLC	the Russell Top 200® Growth Index.

[1]	Prior to May 1, 2013, this fund was known as the ING Pioneer Fund Portfolio.
[2]	Prior to May 1, 2013, this fund was known as the ING Invesco Van Kampen Equity and Income Portfolio.

IMPORTANT INFORMATION ABOUT FUNDS
CLOSED TO NEW INVESTMENT

The subaccounts that invest in the following funds have been closed to new investment:

Investment Adviser/
Fund Name	Subadviser	Investment Objective
Fidelity® VIP Investment Grade	Investment Adviser:	Seeks as high a level of current
Bond Portfolio (Initial Class)	FMR	income as is consistent with the
	Subadviser:	preservation of capital.
Fidelity Investments Money
Management, Inc. and other
investment advisers
Invesco V.I. Core Equity Fund	Investment Adviser:	Seeks long-term growth of capital.
(Series I)	Invesco Advisers, Inc.

X.119439-13GW	Page 4 of 5	May 2013

Contract owners who have Contract value allocated to one or more of the Subaccounts that correspond to these funds may leave their Contract value in those Subaccounts, but future allocations and transfers into those Subaccounts are prohibited. If your most recent premium allocation instructions includes a Subaccount that corresponds to one of these funds, premium received that would have been allocated to a Subaccount corresponding to one of these funds may be automatically allocated among the other available Subaccounts according to your most recent premium allocation instructions. If your most recent allocation instructions do not include any available funds, you must provide us with alternative allocation instructions or the premium payment will be returned to you. You may give us alternative allocation instructions by contacting our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. See the Your Right to Transfer section beginning on page 20 of your Contract prospectus for information about making allocation changes.

IMPORTANT INFORMATION ABOUT THE COMPANY’S INTEREST
BEARING RETAINED ASSET ACCOUNT

Subject to the conditions and requirements of state law, full payment of the Death Benefit proceeds (“Proceeds”) to a Beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check. For additional information about the payment options available to you, please refer to your claim forms or contact our ING Customer Service Center at P.O. Box 5065, Minot, ND 58702-5065, 1-877-253-5050 or www.ingservicecenter.com. Beneficiaries should carefully review all settlement and payment options available under the Contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The retained asset account, known as the ING Personal Transition Account, is an interest bearing account backed by our general account. The retained asset account is not guaranteed by the FDIC. Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the Beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the Contract.

MORE INFORMATION IS AVAILABLE

More information about the funds available through your Contract, including information about the risks associated with investing in them, can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at our:

ING Customer Service Center
P.O. Box 5065
Minot, ND 58702-5065
1-877-253-5050

If you received a summary prospectus for any of the funds available through your Contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information shown on the front of the fund’s summary prospectus.

X.119439-13GW	Page 5 of 5	May 2013